Prepayments and other assets (Tables)	12 Months Ended
Aug. 31, 2023
Notes and other explanatory information [abstract]
Schedule of prepayments and other assets

	August 31, 2023	August 31, 2022
Prepaid expenses and deposits	$796	$699
Deferred financing costs(1)	667	507
Total prepayments and other assets	$1,463	$1,206

(1)	Consists of $0.5 million in commitment fees paid with respect to a share purchase agreement whereby the Company, at its sole discretion, has the right to sell up to $10 million of its common shares over a 36-month period and $0.2 million in deferred financing costs related to an At-the-Market Offering Agreement entered on May 12, 2023.